Plant, Equipment, and Mine Development, Net - Components of plant, equipment, and mine development, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 85,256	$ 48,732
Less, accumulated depreciation and amortization	(25,033)	(17,208)
Total	60,223	31,524
Leach pads
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	17,432	17,419
Process equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 16,065	14,770
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	10 years
Plant, equipment and mine development, gross	$ 10,507	10,507
Mine equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	5,961	4,716
Vehicles
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 991	136
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years
Plant, equipment and mine development, gross	$ 322	129
Mine development
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	756	119
Mineral properties
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	37	0
Construction in progress and other
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	33,185	936
Leach pads not in use
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 11,200	$ 11,200
Minimum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	15 years
Maximum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years